Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 277,492	$ 269,994
Accruing 30-89 Days Past Due	1,212	1,081
Accruing 90 Days or More Past Due	720	764	$ 831	$ 945	$ 1,189
Nonperforming	1,008	1,368	1,192	1,466	1,603
Total loans, excluding covered loans	277,311	269,371
Total loans	280,432	273,207
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	97,005	92,588
Accruing 30-89 Days Past Due	250	263
Accruing 90 Days or More Past Due	57	52
Nonperforming	249	483	174	112	134
Total loans, excluding covered loans	97,561	93,386
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	40,279	42,922
Accruing 30-89 Days Past Due	36	44
Accruing 90 Days or More Past Due	6	8
Nonperforming	142	124	127	259	303
Total loans, excluding covered loans	40,463	43,098
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	59,013	56,372
Accruing 30-89 Days Past Due	198	151
Accruing 90 Days or More Past Due	130	156
Nonperforming	442	595	712	864	770
Total loans, excluding covered loans	59,783	57,274
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	56,685	53,340
Accruing 30-89 Days Past Due	376	284
Accruing 90 Days or More Past Due	95	83
Nonperforming	168	157	162	187	191
Total loans, excluding covered loans	57,324	53,864
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	21,593	21,209
Accruing 30-89 Days Past Due	302	284
Accruing 90 Days or More Past Due	284	253
Nonperforming	1	3	9	30	78
Total loans, excluding covered loans	22,180	21,749
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	274,575	266,431
Accruing 30-89 Days Past Due	1,162	1,026
Accruing 90 Days or More Past Due	572	552
Nonperforming	1,002	1,362	1,184	1,452	1,476
Total loans, excluding covered loans	277,311	269,371
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,917	3,563
Accruing 30-89 Days Past Due	50	55
Accruing 90 Days or More Past Due	148	212
Nonperforming	6	6	$ 8	$ 14	$ 127
Total loans	$ 3,121	$ 3,836